FINANCIAL INSTRUMENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Total Assets	$ 4,108,605,647	$ 4,054,543,851
Liabilities
Financial liabilities	3,465,798,772	3,540,634,472
Financial liabilities at amortized cost
Liabilities
Financial liabilities	3,305,326,261	3,381,667,276
Financial assets at fair value through profit or loss
Assets
Total Assets	668,671,510	317,866,385
Financial assets at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Liabilities
Financial liabilities	160,472,511	158,967,196
Financial assets at amortized cost
Assets
Total Assets	3,439,275,765	3,735,987,393
Financial assets at fair value through other comprehensive income
Assets
Total Assets	658,372	690,073
Deposits
Liabilities
Financial liabilities	3,173,461,243	3,373,001,922
Deposits | Financial liabilities at amortized cost
Liabilities
Financial liabilities	3,173,461,243	3,373,001,922
Liabilities at fair value through profit or loss
Liabilities
Financial liabilities	1,734,047	1,323,792
Liabilities at fair value through profit or loss | Financial assets at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Liabilities
Financial liabilities	1,734,047	1,323,792
Repo transactions
Liabilities
Financial liabilities	33,962,592	2,047,701
Other financial liabilities
Liabilities
Financial liabilities	166,185,156	158,398,928
Other financial liabilities | Financial liabilities at amortized cost
Liabilities
Financial liabilities	7,446,692	755,524
Other financial liabilities | Financial assets at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Liabilities
Financial liabilities	158,738,464	157,643,404
Financing received from the Central Bank and other financial institutions.
Liabilities
Financial liabilities	39,297,868	5,862,129
Financing received from the Central Bank and other financial institutions. | Financial liabilities at amortized cost
Liabilities
Financial liabilities	39,297,868	5,862,129
Unsubordinated Debt securities
Liabilities
Financial liabilities	51,157,866
Cash and due from Banks
Assets
Total Assets	652,975,869	498,892,707
Cash and due from Banks | Financial assets at amortized cost
Assets
Total Assets	652,975,869	498,892,707
Debt securities at fair value through profit or loss
Assets
Total Assets	263,332,202	101,076,778
Debt securities at fair value through profit or loss | Financial assets at fair value through profit or loss
Assets
Total Assets	263,332,202	101,076,778
Derivatives Assets
Assets
Total Assets	4,627,810	8,264,332
Derivatives Assets | Financial assets at fair value through profit or loss
Assets
Total Assets	4,627,810	8,264,332
Reverse Repo transactions
Assets
Total Assets		1,645,657,441
Reverse Repo transactions | Financial assets at amortized cost
Assets
Total Assets		1,645,657,441
Other financial assets
Assets
Total Assets	28,633,163	101,259,616
Other financial assets | Financial assets at fair value through profit or loss
Assets
Total Assets	17,159,775	45,870,366
Other financial assets | Financial assets at amortized cost
Assets
Total Assets	11,473,388	55,389,250
Loans and other financing
Assets
Total Assets	2,170,078,164	1,050,611,692
Loans and other financing | Financial assets at amortized cost
Assets
Total Assets	2,170,078,164	1,050,611,692
Other Debt Securities
Assets
Total Assets	812,895,743	546,979,858
Other Debt Securities | Financial assets at fair value through profit or loss
Assets
Total Assets	208,149,259	61,561,845
Other Debt Securities | Financial assets at amortized cost
Assets
Total Assets	604,746,484	485,418,013
Financial assets Pledged as collateral
Assets
Total Assets	175,351,966	101,004,445
Financial assets Pledged as collateral | Financial assets at fair value through profit or loss
Assets
Total Assets	175,350,106	100,986,155
Financial assets Pledged as collateral | Financial assets at amortized cost
Assets
Total Assets	1,860	18,290
Investments in Equity Instruments
Assets
Total Assets	710,730	796,982
Investments in Equity Instruments | Financial assets at fair value through profit or loss
Assets
Total Assets	52,358	106,909
Investments in Equity Instruments | Financial assets at fair value through other comprehensive income
Assets
Total Assets	$ 658,372	$ 690,073